Other Payables and Accruals - Summary of Other Payables and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Payables And Accruals [Abstract]
Accrued payroll	$ 19,207	$ 13,609
Accrued expense	86,875	59,643
Other payables	16,867	25,760
Other tax payables	515	156
Other payables and accruals	$ 123,464	$ 99,168